Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 28,878	$ 1,037	$ 2,118	$ 29,915	$ 4,262
Total other comprehensive income that may be reclassified to the income statement, net of tax	(397)	709	(1,396)	312	(4,093)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(470)	87	357	(383)	839
Total other comprehensive income	(867)	796	(1,039)	(71)	(3,255)
Total comprehensive income	28,011	1,833	1,079	29,844	1,008
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	28,875	1,029	2,108	29,904	4,244
Foreign currency translation, net of tax	368	106	(577)	474	(840)
Financial assets measured at fair value through other comprehensive income, net of tax	0	2	330	2	3
Cash flow hedges, net of tax	(775)	606	(1,171)	(169)	(3,355)
Cost of hedging, net of tax	11	(5)	21	6	98
Total other comprehensive income that may be reclassified to the income statement, net of tax	(397)	709	(1,396)	312	(4,093)
Defined benefit plans, net of tax	(53)	31	115	(21)	155
Own credit on financial liabilities designated at fair value, net of tax	(413)	51	271	(362)	693
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(466)	83	385	(383)	848
Total other comprehensive income	(862)	791	(1,011)	(71)	(3,245)
Total comprehensive income	28,013	1,820	1,097	29,833	999
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	3	8	10	11	18
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(5)	5	(28)	0	(10)
Total comprehensive income	$ (2)	$ 13	$ (17)	$ 11	$ 9